Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Consolidated Statement of Cash Flows (Details) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income (loss)	$ 5,878	$ 5,607
Adjustments:
Equity in net income of unconsolidated subsidiaries	0	0
Increase (decrease) in insurance contract net liabilities	9,435	10,697
Decrease (increase) in investment contract liabilities	504	435
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	(613)	974
Amortization of (premium) discount on invested assets	(290)	(141)
Contractual service margin (“CSM”) amortization	(2,376)	(1,998)
Other amortization	869	581
Net realized and unrealized (gains) losses and impairment on assets	(860)	(2,845)
Deferred income tax expenses (recoveries)	311	470
Net loss on reinsurance transactions (pre-tax) (note 6)	71	0
Stock option expense	0	2
Cash provided by operating activities before undernoted items	12,929	13,782
Dividends from unconsolidated subsidiaries	0	0
Changes in policy related and operating receivables and payables	13,565	6,641
Cash provided by (used in) operating activities	26,494	20,423
Investing activities
Purchases and mortgage advances	(131,123)	(84,021)
Disposals and repayments	112,671	70,281
Change in investment broker net receivables and payables	290	21
Net cash increase (decrease) from sale (purchase) of subsidiaries	(297)	(1)
Investment in common shares of subsidiaries	0	0
Capital contribution to unconsolidated subsidiaries	0	0
Return of capital from unconsolidated subsidiaries	0	0
Notes receivable from parent	0	0
Notes receivable from subsidiaries	0	0
Cash provided by (used in) investing activities	(18,459)	(13,720)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	460	(693)
Issue of capital instruments, net	2,591	1,194
Redemption of capital instruments	(1,886)	(600)
Secured borrowing from securitization transactions	667	537
Changes in deposits from Bank clients, net	413	(895)
Lease payments	(118)	(98)
Shareholders’ dividends and other equity distributions	(3,159)	(2,972)
Common shares repurchased	(3,272)	(1,595)
Common shares issued, net	144	94
Contributions from (distributions to) non-controlling interests, net	(14)	(14)
Dividends paid to parent	0	0
Capital contributions by parent	0	0
Return of capital to parent	0	0
Notes payable to parent	0	0
Notes payable to subsidiaries	0	0
Cash provided by (used in) financing activities	(4,174)	(5,042)
Cash and short-term securities
Increase (decrease) during the year	3,861	1,661
Effect of foreign exchange rate changes on cash and short-term securities	1,197	(412)
Balance, beginning of year	19,884	18,635
Balance, end of year	24,942	19,884
Cash and short-term securities
Gross cash and short-term securities at beginning of period	20,338	19,153
Net payments in transit, included in other liabilities beginning balance	(454)	(518)
Balance, beginning of year	19,884	18,635
Gross cash and short-term securities at end of year	25,789	20,338
Net payments in transit, included in other liabilities ending balance	(847)	(454)
Balance, end of year	24,942	19,884
Supplemental disclosures on cash flow information
Interest received	13,496	12,768
Interest paid	1,574	1,548
Income taxes paid (refund)	755	436
MFC (Guarantor)
Operating activities
Net income (loss)	5,385	5,103
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,117)	(4,932)
Increase (decrease) in insurance contract net liabilities	0	0
Decrease (increase) in investment contract liabilities	0	0
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	0	0
Amortization of (premium) discount on invested assets	0	0
Contractual service margin (“CSM”) amortization	0	0
Other amortization	11	10
Net realized and unrealized (gains) losses and impairment on assets	(38)	3
Deferred income tax expenses (recoveries)	22	(11)
Net loss on reinsurance transactions (pre-tax) (note 6)	0
Stock option expense		0
Cash provided by operating activities before undernoted items	263	173
Dividends from unconsolidated subsidiaries	7,150	5,600
Changes in policy related and operating receivables and payables	221	(4)
Cash provided by (used in) operating activities	7,634	5,769
Investing activities
Purchases and mortgage advances	0	0
Disposals and repayments	0	0
Change in investment broker net receivables and payables	0	0
Net cash increase (decrease) from sale (purchase) of subsidiaries	0	0
Investment in common shares of subsidiaries	(3,432)	(1,843)
Capital contribution to unconsolidated subsidiaries	0	0
Return of capital from unconsolidated subsidiaries	0	0
Notes receivable from parent	0	0
Notes receivable from subsidiaries	(135)	(25)
Cash provided by (used in) investing activities	(3,567)	(1,868)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	0	0
Issue of capital instruments, net	2,591	1,194
Redemption of capital instruments	(1,277)	(600)
Secured borrowing from securitization transactions	0	0
Changes in deposits from Bank clients, net	0	0
Lease payments	0	0
Shareholders’ dividends and other equity distributions	(3,159)	(2,972)
Common shares repurchased	(3,272)	(1,595)
Common shares issued, net	144	94
Contributions from (distributions to) non-controlling interests, net	0	0
Dividends paid to parent	0	0
Capital contributions by parent	0	0
Return of capital to parent	0	0
Notes payable to parent	0	0
Notes payable to subsidiaries	938	4
Cash provided by (used in) financing activities	(4,035)	(3,875)
Cash and short-term securities
Increase (decrease) during the year	32	26
Effect of foreign exchange rate changes on cash and short-term securities	8	(3)
Balance, beginning of year	86	63
Balance, end of year	126	86
Cash and short-term securities
Gross cash and short-term securities at beginning of period	86	63
Net payments in transit, included in other liabilities beginning balance	0	0
Balance, beginning of year	86	63
Gross cash and short-term securities at end of year	126	86
Net payments in transit, included in other liabilities ending balance	0	0
Balance, end of year	126	86
Supplemental disclosures on cash flow information
Interest received	831	650
Interest paid	475	418
Income taxes paid (refund)	8	2
JHUSA (Issuer)
Operating activities
Net income (loss)	1,059	809
Adjustments:
Equity in net income of unconsolidated subsidiaries	(550)	(811)
Increase (decrease) in insurance contract net liabilities	441	455
Decrease (increase) in investment contract liabilities	70	(112)
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	(136)	28
Amortization of (premium) discount on invested assets	37	30
Contractual service margin (“CSM”) amortization	(441)	(455)
Other amortization	147	147
Net realized and unrealized (gains) losses and impairment on assets	587	471
Deferred income tax expenses (recoveries)	49	(141)
Net loss on reinsurance transactions (pre-tax) (note 6)	33
Stock option expense		(3)
Cash provided by operating activities before undernoted items	1,296	418
Dividends from unconsolidated subsidiaries	689	386
Changes in policy related and operating receivables and payables	1,387	(649)
Cash provided by (used in) operating activities	3,372	155
Investing activities
Purchases and mortgage advances	(19,159)	(15,165)
Disposals and repayments	16,485	16,159
Change in investment broker net receivables and payables	(22)	12
Net cash increase (decrease) from sale (purchase) of subsidiaries	0	0
Investment in common shares of subsidiaries	0	0
Capital contribution to unconsolidated subsidiaries	(2)	(1)
Return of capital from unconsolidated subsidiaries	17	5
Notes receivable from parent	0	0
Notes receivable from subsidiaries	0	0
Cash provided by (used in) investing activities	(2,681)	1,010
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	0	0
Issue of capital instruments, net	0	0
Redemption of capital instruments	(609)	0
Secured borrowing from securitization transactions	0	0
Changes in deposits from Bank clients, net	0	0
Lease payments	(3)	(3)
Shareholders’ dividends and other equity distributions	0	0
Common shares repurchased	0	0
Common shares issued, net	0	0
Contributions from (distributions to) non-controlling interests, net	0	0
Dividends paid to parent	595	679
Capital contributions by parent	0	0
Return of capital to parent	0	0
Notes payable to parent	0	0
Notes payable to subsidiaries	0	0
Cash provided by (used in) financing activities	(17)	676
Cash and short-term securities
Increase (decrease) during the year	674	1,841
Effect of foreign exchange rate changes on cash and short-term securities	363	(52)
Balance, beginning of year	4,004	2,215
Balance, end of year	5,041	4,004
Cash and short-term securities
Gross cash and short-term securities at beginning of period	4,329	2,614
Net payments in transit, included in other liabilities beginning balance	(325)	(399)
Balance, beginning of year	4,004	2,215
Gross cash and short-term securities at end of year	5,436	4,329
Net payments in transit, included in other liabilities ending balance	(395)	(325)
Balance, end of year	5,041	4,004
Supplemental disclosures on cash flow information
Interest received	3,872	3,369
Interest paid	69	115
Income taxes paid (refund)	1	(1)
Other subsidiaries
Operating activities
Net income (loss)	6,160	6,247
Adjustments:
Equity in net income of unconsolidated subsidiaries	(1,059)	(809)
Increase (decrease) in insurance contract net liabilities	8,994	10,242
Decrease (increase) in investment contract liabilities	434	547
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	(477)	946
Amortization of (premium) discount on invested assets	(327)	(171)
Contractual service margin (“CSM”) amortization	(1,935)	(1,543)
Other amortization	711	424
Net realized and unrealized (gains) losses and impairment on assets	(1,409)	(3,319)
Deferred income tax expenses (recoveries)	240	622
Net loss on reinsurance transactions (pre-tax) (note 6)	38
Stock option expense		5
Cash provided by operating activities before undernoted items	11,370	13,191
Dividends from unconsolidated subsidiaries	(595)	(679)
Changes in policy related and operating receivables and payables	11,957	7,294
Cash provided by (used in) operating activities	22,732	19,806
Investing activities
Purchases and mortgage advances	(111,964)	(68,856)
Disposals and repayments	96,186	54,122
Change in investment broker net receivables and payables	312	9
Net cash increase (decrease) from sale (purchase) of subsidiaries	(297)	(1)
Investment in common shares of subsidiaries	0	0
Capital contribution to unconsolidated subsidiaries	0	0
Return of capital from unconsolidated subsidiaries	0	0
Notes receivable from parent	(938)	(4)
Notes receivable from subsidiaries	0	0
Cash provided by (used in) investing activities	(16,701)	(14,730)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	460	(693)
Issue of capital instruments, net	0	0
Redemption of capital instruments	0	0
Secured borrowing from securitization transactions	667	537
Changes in deposits from Bank clients, net	413	(895)
Lease payments	(115)	(95)
Shareholders’ dividends and other equity distributions	0	0
Common shares repurchased	0	0
Common shares issued, net	3,432	1,843
Contributions from (distributions to) non-controlling interests, net	(14)	(14)
Dividends paid to parent	(7,839)	(5,986)
Capital contributions by parent	2	1
Return of capital to parent	(17)	(5)
Notes payable to parent	135	25
Notes payable to subsidiaries	0	0
Cash provided by (used in) financing activities	(2,876)	(5,282)
Cash and short-term securities
Increase (decrease) during the year	3,155	(206)
Effect of foreign exchange rate changes on cash and short-term securities	826	(357)
Balance, beginning of year	15,794	16,357
Balance, end of year	19,775	15,794
Cash and short-term securities
Gross cash and short-term securities at beginning of period	15,923	16,476
Net payments in transit, included in other liabilities beginning balance	(129)	(119)
Balance, beginning of year	15,794	16,357
Gross cash and short-term securities at end of year	20,227	15,923
Net payments in transit, included in other liabilities ending balance	(452)	(129)
Balance, end of year	19,775	15,794
Supplemental disclosures on cash flow information
Interest received	10,582	10,166
Interest paid	2,819	2,432
Income taxes paid (refund)	746	435
Consolidation adjustments
Operating activities
Net income (loss)	(6,726)	(6,552)
Adjustments:
Equity in net income of unconsolidated subsidiaries	6,726	6,552
Increase (decrease) in insurance contract net liabilities	0	0
Decrease (increase) in investment contract liabilities	0	0
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	0	0
Amortization of (premium) discount on invested assets	0	0
Contractual service margin (“CSM”) amortization	0	0
Other amortization	0	0
Net realized and unrealized (gains) losses and impairment on assets	0	0
Deferred income tax expenses (recoveries)	0	0
Net loss on reinsurance transactions (pre-tax) (note 6)	0
Stock option expense		0
Cash provided by operating activities before undernoted items	0	0
Dividends from unconsolidated subsidiaries	(7,244)	(5,307)
Changes in policy related and operating receivables and payables	0	0
Cash provided by (used in) operating activities	(7,244)	(5,307)
Investing activities
Purchases and mortgage advances	0	0
Disposals and repayments	0	0
Change in investment broker net receivables and payables	0	0
Net cash increase (decrease) from sale (purchase) of subsidiaries	0	0
Investment in common shares of subsidiaries	3,432	1,843
Capital contribution to unconsolidated subsidiaries	2	1
Return of capital from unconsolidated subsidiaries	(17)	(5)
Notes receivable from parent	938	4
Notes receivable from subsidiaries	135	25
Cash provided by (used in) investing activities	4,490	1,868
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	0	0
Issue of capital instruments, net	0	0
Redemption of capital instruments	0	0
Secured borrowing from securitization transactions	0	0
Changes in deposits from Bank clients, net	0	0
Lease payments	0	0
Shareholders’ dividends and other equity distributions	0	0
Common shares repurchased	0	0
Common shares issued, net	(3,432)	(1,843)
Contributions from (distributions to) non-controlling interests, net	0	0
Dividends paid to parent	7,244	5,307
Capital contributions by parent	(2)	(1)
Return of capital to parent	17	5
Notes payable to parent	(135)	(25)
Notes payable to subsidiaries	(938)	(4)
Cash provided by (used in) financing activities	2,754	3,439
Cash and short-term securities
Increase (decrease) during the year	0	0
Effect of foreign exchange rate changes on cash and short-term securities	0	0
Balance, beginning of year	0	0
Balance, end of year	0	0
Cash and short-term securities
Gross cash and short-term securities at beginning of period	0	0
Net payments in transit, included in other liabilities beginning balance	0	0
Balance, beginning of year	0	0
Gross cash and short-term securities at end of year	0	0
Net payments in transit, included in other liabilities ending balance	0	0
Balance, end of year	0	0
Supplemental disclosures on cash flow information
Interest received	(1,789)	(1,417)
Interest paid	(1,789)	(1,417)
Income taxes paid (refund)	$ 0	$ 0